EMPOWER FUNDS, INC.
("Empower Funds")
Empower Mid Cap Value Fund	Empower S&P Mid Cap 400® Index Fund
Institutional Class Ticker / MXKJX	Institutional Class Ticker / MXNZX
Investor Class Ticker / MXMVX	Investor Class Ticker / MXMDX
Class L Ticker / MXBUX
Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class / MXYKX
Investor Class Ticker / MXMGX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.33%
137,378	ATI Inc(a)	$ 7,147,777
134,246	Axalta Coating Systems Ltd(a)	4,452,940
239,433	Element Solutions Inc	5,413,580
18,243	International Flavors & Fragrances Inc	1,415,839
3,233	Linde PLC	1,505,414
11,800	NewMarket Corp	6,684,110
17,782	RPM International Inc	2,057,022
		28,676,682
Communications — 6.52%
26,963	Airbnb Inc Class A(a)	3,221,000
1,296	Charter Communications Inc Class A(a)	477,615
101,241	Cisco Systems Inc	6,247,582
17,372	Comcast Corp Class A	641,027
198,718	Corning Inc	9,097,310
3,414	DoorDash Inc Class A(a)	623,977
145,287	Lyft Inc Class A(a)	1,724,557
18,864	Maplebear Inc(a)	752,485
278,663	News Corp Class A	7,585,207
68,780	Pinterest Inc Class A(a)	2,132,180
4,372	Robinhood Markets Inc Class A(a)	181,963
84,033	Roku Inc(a)	5,919,284
14,354	VeriSign Inc(a)	3,644,050
147,927	Verizon Communications Inc	6,709,968
65,139	Walt Disney Co	6,429,219
10,667	Zillow Group Inc Class C(a)	731,330
		56,118,754
Consumer, Cyclical — 12.59%
133,485	Alaska Air Group Inc(a)	6,570,132
56,814	Best Buy Co Inc	4,182,079
124,764	Birkenstock Holding PLC(a)	5,720,429
32,001	BJ's Wholesale Club Holdings Inc(a)	3,651,314
60,346	BorgWarner Inc	1,728,913
21,934	Boyd Gaming Corp	1,443,915
26,489	Brunswick Corp	1,426,433
10,109	CarMax Inc(a)	787,693
9,635	Carvana Co(a)	2,014,486
647	Casey's General Stores Inc	280,824
30,960	Cummins Inc	9,704,102
125,771	Delta Air Lines Inc	5,483,615
10,940	Flutter Entertainment PLC(a)	2,423,760
25,341	GameStop Corp Class A(a)(b)	565,611
14,799	Las Vegas Sands Corp	571,685
45,046	Lear Corp	3,973,958
14,019	Lithia Motors Inc	4,115,137
352,139	Mattel Inc(a)	6,842,061
215	NVR Inc(a)	1,557,544
25,215	PACCAR Inc	2,455,185
26,793	Penske Automotive Group Inc	3,857,656
82,914	PulteGroup Inc	8,523,559
11,262	PVH Corp	727,976
Shares		Fair Value
Consumer, Cyclical — (continued)
19,566	RH(a)	$ 4,586,466
1,000	Royal Caribbean Cruises Ltd	205,440
6,491	SharkNinja Inc(a)	541,414
10,122	SiteOne Landscape Supply Inc(a)	1,229,216
113,526	Skechers USA Inc Class A(a)	6,446,006
4,504	Toll Brothers Inc	475,577
61,001	United Airlines Holdings Inc(a)	4,212,119
14,834	Watsco Inc(b)	7,540,122
34,035	Wendy's Co	497,932
11,598	Williams-Sonoma Inc	1,833,644
18,797	Wynn Resorts Ltd	1,569,550
14,760	YETI Holdings Inc(a)	488,556
		108,234,109
Consumer, Non-Cyclical — 16.33%
56,103	Affirm Holdings Inc(a)	2,535,295
17,129	Albertsons Cos Inc Class A	376,667
9,425	Align Technology Inc(a)	1,497,256
110,826	BioMarin Pharmaceutical Inc(a)	7,834,290
6,730	Boston Beer Co Inc Class A(a)	1,607,393
7,298	Boston Scientific Corp(a)	736,222
55,775	Bright Horizons Family Solutions Inc(a)	7,085,656
91,934	Brown-Forman Corp Class B	3,120,240
76,897	Bruker Corp	3,209,681
20,432	Centene Corp(a)	1,240,427
6,848	Cintas Corp	1,407,470
3,855	Coca-Cola Consolidated Inc	5,204,250
14,301	Colgate-Palmolive Co	1,340,004
71,867	CVS Health Corp	4,868,989
66,726	Darling Ingredients Inc(a)	2,084,520
113,656	Dun & Bradstreet Holdings Inc	1,016,085
26,795	Edwards Lifesciences Corp(a)	1,942,102
583,223	Elanco Animal Health Inc(a)	6,123,841
73,215	Encompass Health Corp	7,415,215
36,962	Equifax Inc	9,002,465
64,904	Euronet Worldwide Inc(a)	6,934,992
2,121	Exact Sciences Corp(a)	91,818
80,546	GE HealthCare Technologies Inc	6,500,867
47,698	General Mills Inc	2,851,864
31,737	H&R Block Inc	1,742,679
51,228	IQVIA Holdings Inc(a)	9,031,496
20,642	Kraft Heinz Co	628,136
22,774	Lamb Weston Holdings Inc	1,213,854
1,361	MarketAxess Holdings Inc	294,452
552	Medpace Holdings Inc(a)	168,189
54,819	Moderna Inc(a)	1,554,119
3,365	Mondelez International Inc Class A	228,315
26,861	Monster Beverage Corp(a)	1,571,906
39,256	Procter & Gamble Co	6,690,007
9,427	Regeneron Pharmaceuticals Inc	5,978,886
37,983	Service Corp International	3,046,236
24,373	Tenet Healthcare Corp(a)	3,278,168
109,584	Tyson Foods Inc Class A	6,992,555

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
42,859	Universal Health Services Inc Class B	$ 8,053,206
60,120	US Foods Holding Corp(a)	3,935,455
		140,435,268
Energy — 6.27%
216,541	Antero Midstream Corp	3,897,738
119,232	Antero Resources Corp(a)	4,821,742
9,458	ConocoPhillips	993,279
62,029	Devon Energy Corp	2,319,885
26,457	DT Midstream Inc	2,552,571
299,146	Halliburton Co	7,589,334
15,183	HF Sinclair Corp	499,217
396,307	Kinder Morgan Inc	11,306,639
916	Marathon Petroleum Corp	133,452
27,795	Matador Resources Co	1,420,047
256,570	NOV Inc	3,904,995
54,857	Ovintiv Inc	2,347,880
29,058	Range Resources Corp	1,160,286
185,398	TechnipFMC PLC	5,875,262
84,964	Williams Cos Inc	5,077,448
		53,899,775
Financial — 26.99%
190,871	AGNC Investment Corp REIT(b)	1,828,544
21,976	Allstate Corp	4,550,570
182,578	American Homes 4 Rent Class A REIT	6,903,274
144,284	Annaly Capital Management Inc REIT	2,930,408
18,839	Arthur J Gallagher & Co	6,503,976
25,267	Axis Capital Holdings Ltd	2,532,764
11,284	Brighthouse Financial Inc(a)	654,359
37,853	Brixmor Property Group Inc REIT	1,004,997
37,849	Capital One Financial Corp	6,786,325
19,415	Citigroup Inc	1,378,271
10,318	Citizens Financial Group Inc	422,728
24,897	CME Group Inc	6,604,925
34,150	CNA Financial Corp	1,734,478
1,173	Coinbase Global Inc Class A(a)	202,026
49,050	Commerce Bancshares Inc	3,052,382
8,273	CubeSmart REIT	353,340
27,058	Cullen/Frost Bankers Inc	3,387,662
60,611	Digital Realty Trust Inc REIT	8,684,950
1,708	Equinix Inc REIT	1,392,618
46,094	Equity Residential REIT	3,299,409
8,111	Essex Property Trust Inc REIT	2,486,589
23,597	Evercore Inc Class A	4,712,793
25,840	Extra Space Storage Inc REIT	3,836,982
38,054	First American Financial Corp	2,497,484
99,932	First Industrial Realty Trust Inc REIT	5,392,330
226,676	FNB Corp	3,048,792
235,574	Franklin Resources Inc	4,534,800
295,750	Healthpeak Properties Inc REIT	5,980,065
318,056	Huntington Bancshares Inc	4,774,020
456,779	Invesco Ltd	6,929,337
Shares		Fair Value
Financial — (continued)
144,824	Invitation Homes Inc REIT	$ 5,047,116
77,092	Jefferies Financial Group Inc	4,129,819
2,304	Jones Lang LaSalle Inc(a)	571,185
24,984	Kimco Realty Corp REIT	530,660
12,286	Lamar Advertising Co Class A REIT	1,397,901
64,898	Loews Corp	5,964,775
2,383	M&T Bank Corp	425,961
3,206	Marsh & McLennan Cos Inc	782,360
53,436	Morgan Stanley	6,234,378
94,572	NNN Inc REIT	4,033,496
40,103	Northern Trust Corp	3,956,161
124,131	Omega Healthcare Investors Inc REIT	4,726,908
50,996	OneMain Holdings Inc	2,492,685
448,700	Park Hotels & Resorts Inc REIT	4,792,116
34,499	PNC Financial Services Group Inc	6,063,889
100,502	Principal Financial Group Inc	8,479,354
5,897	Prologis Inc REIT	659,226
36,566	Prosperity Bancshares Inc	2,609,715
40,938	Prudential Financial Inc	4,571,956
4,602	Public Storage REIT	1,377,333
113,839	Rexford Industrial Realty Inc REIT	4,456,797
13,857	SEI Investments Co	1,075,719
5,284	Simon Property Group Inc REIT	877,567
65,451	STAG Industrial Inc REIT	2,364,090
21,058	Starwood Property Trust Inc REIT	416,317
63,356	Stifel Financial Corp	5,971,937
26,623	Synchrony Financial	1,409,422
23,233	Synovus Financial Corp	1,085,910
24,304	Travelers Cos Inc	6,427,436
140,037	UDR Inc REIT	6,325,471
89,268	Ventas Inc REIT	6,138,067
49,835	Voya Financial Inc	3,376,820
132,619	W R Berkley Corp	9,437,168
175,105	Western Union Co	1,852,611
31,175	Weyerhaeuser Co REIT	912,804
196,525	XP Inc Class A	2,702,219
		232,078,547
Industrial — 14.99%
72,115	A O Smith Corp	4,713,437
42,904	AECOM	3,978,488
13,917	Allegion PLC	1,815,612
60,406	AMETEK Inc	10,398,289
71,532	Ball Corp	3,724,671
55,052	Berry Global Group Inc	3,843,180
4,217	Carrier Global Corp	267,358
3,754	Comfort Systems USA Inc	1,210,027
20,795	Crown Holdings Inc	1,856,162
3,078	Eaton Corp PLC	836,693
17,058	General Dynamics Corp	4,649,670
58,539	Howmet Aerospace Inc	7,594,264
49,004	Jabil Inc	6,667,974

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
44,800	Kirby Corp(a)	$ 4,525,248
58,239	MasTec Inc(a)	6,797,074
5,544	Mettler-Toledo International Inc(a)	6,546,965
45,029	nVent Electric PLC	2,360,420
2,062	Oshkosh Corp	193,993
43,399	Otis Worldwide Corp	4,478,777
29,592	Packaging Corp of America	5,859,808
9,060	Parker-Hannifin Corp	5,507,121
26,247	Pentair PLC	2,296,088
1,590	RBC Bearings Inc(a)	511,614
17,761	Teledyne Technologies Inc(a)	8,839,827
98,745	Textron Inc	7,134,326
55,827	United Parcel Service Inc Class B	6,140,411
30,806	Vulcan Materials Co	7,187,040
49,636	Westinghouse Air Brake Technologies Corp	9,001,489
		128,936,026
Technology — 5.02%
5,263	Akamai Technologies Inc(a)	423,672
752,030	CCC Intelligent Solutions Holdings Inc(a)	6,790,831
10,402	Concentrix Corp	578,767
5,593	Datadog Inc Class A(a)	554,881
10,892	Doximity Inc Class A(a)	632,063
25,055	DXC Technology Co(a)	427,188
780	Fair Isaac Corp(a)	1,438,445
28,351	Fiserv Inc(a)	6,260,751
116,365	Informatica Inc Class A(a)	2,030,569
3,842	Manhattan Associates Inc(a)	664,820
21,680	Marvell Technology Inc	1,334,838
20,602	MicroStrategy Inc Class A(a)(b)	5,938,939
3,837	Nutanix Inc Class A(a)	267,861
83,209	Parsons Corp(a)	4,926,805
15,356	Texas Instruments Inc	2,759,473
6,969	Twilio Inc Class A(a)	682,335
63,090	Unity Software Inc(a)	1,235,933
Shares		Fair Value
Technology — (continued)
84,197	Zoom Communications Inc(a)	$ 6,211,212
		43,159,383
Utilities — 6.66%
384,306	AES Corp	4,773,081
25,669	Ameren Corp	2,577,168
27,483	Atmos Energy Corp	4,248,322
81,468	CMS Energy Corp	6,119,061
62,693	DTE Energy Co	8,668,561
34,460	Edison International	2,030,383
4,530	Eversource Energy	281,358
78,712	NiSource Inc	3,155,564
468,228	PG&E Corp	8,044,157
196,623	PPL Corp	7,100,056
4,733	Public Service Enterprise Group Inc	389,526
139,172	Xcel Energy Inc	9,851,986
		57,239,223
TOTAL COMMON STOCK — 98.70% (Cost $851,993,796)		$848,777,767
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,749,469	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	4,749,469
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.55% (Cost $4,749,469)		$4,749,469
TOTAL INVESTMENTS — 99.25% (Cost $856,743,265)		$853,527,236
OTHER ASSETS & LIABILITIES, NET — 0.75%		$6,455,010
TOTAL NET ASSETS — 100.00%		$859,982,246

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
REIT	Real Estate Investment Trust
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P Mid 400® Emini Futures	25	USD	7,347	Jun 2025	$(191,185)
				Net Depreciation	$(191,185)
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.06%
125,301	Alcoa Corp	$ 3,821,681
24,650	Ashland Inc	1,461,498
69,976	ATI Inc(a)	3,640,851
43,538	Avient Corp	1,617,872
105,759	Axalta Coating Systems Ltd(a)	3,508,026
26,563	Cabot Corp	2,208,448
24,174	Carpenter Technology Corp	4,379,846
234,588	Cleveland-Cliffs Inc(a)	1,928,313
55,245	Commercial Metals Co	2,541,823
3,689	NewMarket Corp	2,089,634
60,110	Olin Corp	1,457,066
26,780	Reliance Inc	7,732,725
31,892	Royal Gold Inc	5,214,661
62,420	RPM International Inc	7,220,746
109,207	United States Steel Corp	4,615,088
16,980	Westlake Corp	1,698,509
		55,136,787
Communications — 1.93%
82,625	Chewy Inc Class A(a)	2,686,139
70,046	Ciena Corp(a)	4,232,880
58,867	EchoStar Corp Class A(a)	1,505,818
107,486	Frontier Communications Parent Inc(a)	3,854,448
94,310	Hims & Hers Health Inc(a)	2,786,860
53,440	Iridium Communications Inc	1,459,981
78,494	Maplebear Inc(a)	3,131,126
79,139	New York Times Co Class A	3,925,294
14,143	Nexstar Media Group Inc	2,534,708
		26,117,254
Consumer, Cyclical — 14.57%
24,594	Abercrombie & Fitch Co Class A(a)	1,878,244
59,760	Alaska Air Group Inc(a)	2,941,387
318,705	American Airlines Group Inc(a)	3,362,338
132,165	Aramark	4,562,336
35,138	Autoliv Inc	3,107,956
12,626	AutoNation Inc(a)	2,044,402
105,182	Bath & Body Works Inc	3,189,118
64,303	BJ's Wholesale Club Holdings Inc(a)	7,336,972
32,108	Boyd Gaming Corp	2,113,670
31,477	Brunswick Corp	1,695,036
30,545	Burlington Stores Inc(a)	7,279,790
58,299	Capri Holdings Ltd(a)	1,150,239
18,380	Casey's General Stores Inc	7,977,655
39,806	Cava Group Inc(a)	3,439,636
11,437	Choice Hotels International Inc(b)	1,518,605
35,645	Churchill Downs Inc	3,959,090
15,533	Columbia Sportswear Co(b)	1,175,693
93,432	Core & Main Inc Class A(a)	4,513,700
28,266	Crocs Inc(a)	3,001,849
28,053	Dick's Sporting Goods Inc	5,654,363
Shares		Fair Value
Consumer, Cyclical — (continued)
30,775	Dolby Laboratories Inc Class A	$ 2,471,540
18,642	FirstCash Holdings Inc	2,243,005
26,456	Five Below Inc(a)	1,982,216
52,006	Floor & Decor Holdings Inc Class A(a)	4,184,923
197,065	GameStop Corp Class A(a)(b)	4,398,491
107,375	Gap Inc	2,212,999
110,303	Gentex Corp	2,570,060
141,522	Goodyear Tire & Rubber Co(a)	1,307,663
58,224	Harley-Davidson Inc	1,470,156
31,949	Hilton Grand Vacations Inc(a)	1,195,212
20,511	Hyatt Hotels Corp Class A	2,512,598
33,980	KB Home	1,974,918
26,356	Lear Corp	2,325,126
42,829	Light & Wonder Inc(a)	3,709,420
12,919	Lithia Motors Inc	3,792,243
132,428	Macy's Inc	1,663,296
16,230	Marriott Vacations Worldwide Corp	1,042,615
163,395	Mattel Inc(a)	3,174,765
23,061	MSC Industrial Direct Co Inc Class A	1,791,148
8,937	Murphy USA Inc	4,198,692
49,474	Nordstrom Inc	1,209,639
29,754	Ollie's Bargain Outlet Holdings Inc(a)	3,462,175
9,672	Penske Automotive Group Inc	1,392,575
40,828	Planet Fitness Inc Class A(a)	3,944,393
25,241	Polaris Inc	1,033,367
26,563	PVH Corp	1,717,032
7,729	RH(a)	1,811,755
20,644	Scotts Miracle-Gro Co	1,133,149
63,823	Skechers USA Inc Class A(a)	3,623,870
94,668	Somnigroup International Inc(b)	5,668,720
50,187	Taylor Morrison Home Corp(a)	3,013,227
32,356	Texas Roadhouse Inc	5,391,480
25,608	Thor Industries Inc	1,941,342
48,971	Toll Brothers Inc	5,170,848
35,400	Travel + Leisure Co	1,638,666
96,759	Under Armour Inc Class A(a)	604,744
55,389	Under Armour Inc Class C(a)	329,565
18,169	Vail Resorts Inc	2,907,403
163,877	VF Corp	2,543,371
13,553	Visteon Corp(a)	1,051,984
71,060	Warner Music Group Corp Class A	2,227,731
17,192	Watsco Inc	8,738,694
83,046	Wendy's Co	1,214,963
21,627	WESCO International Inc	3,358,673
26,743	Whirlpool Corp(b)	2,410,347
14,168	Wingstop Inc	3,196,017
37,728	Wyndham Hotels & Resorts Inc	3,414,761

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
43,159	YETI Holdings Inc(a)	$ 1,428,563
		197,702,219
Consumer, Non-Cyclical — 16.19%
47,800	Acadia Healthcare Co Inc(a)	1,449,296
202,565	Albertsons Cos Inc Class A	4,454,405
15,884	Amedisys Inc(a)	1,471,335
330,094	Avantor Inc(a)	5,350,824
9,907	Avis Budget Group Inc(a)(b)	751,941
62,681	BellRing Brands Inc(a)	4,667,227
94,525	BioMarin Pharmaceutical Inc(a)	6,681,972
9,338	Bio-Rad Laboratories Inc Class A(a)	2,274,363
4,191	Boston Beer Co Inc Class A(a)	1,000,978
20,849	Brink's Co	1,796,350
53,672	Bruker Corp	2,240,269
76,372	Celsius Holdings Inc(a)	2,720,371
7,266	Chemed Corp	4,470,915
2,858	Coca-Cola Consolidated Inc	3,858,300
184,421	Coty Inc Class A(a)	1,008,783
57,236	Cytokinetics Inc(a)	2,300,315
77,137	Darling Ingredients Inc(a)	2,409,760
102,833	DENTSPLY SIRONA Inc	1,536,325
26,771	elf Beauty Inc(a)	1,680,951
48,863	Encompass Health Corp	4,948,845
27,598	Ensign Group Inc	3,571,181
86,964	Envista Holdings Corp(a)	1,500,999
19,960	Euronet Worldwide Inc(a)	2,132,726
138,504	Exelixis Inc(a)	5,113,568
93,146	Flowers Foods Inc	1,770,705
17,131	FTI Consulting Inc(a)	2,810,855
55,161	Globus Medical Inc Class A(a)	4,037,785
1,634	Graham Holdings Co Class B	1,570,045
13,940	Grand Canyon Education Inc(a)	2,411,899
57,948	GXO Logistics Inc(a)	2,264,608
66,466	H&R Block Inc	3,649,648
26,006	Haemonetics Corp(a)	1,652,681
61,705	Halozyme Therapeutics Inc(a)	3,937,396
42,352	HealthEquity Inc(a)	3,742,646
76,921	Illumina Inc(a)	6,102,912
31,602	Ingredion Inc	4,272,906
17,225	Insperity Inc	1,536,987
29,321	Jazz Pharmaceuticals PLC(a)	3,640,202
9,130	Lancaster Colony Corp	1,597,750
33,721	Lantheus Holdings Inc(a)	3,291,170
26,979	LivaNova PLC(a)	1,059,735
24,327	ManpowerGroup Inc	1,408,047
21,553	Masimo Corp(a)	3,590,730
12,362	Medpace Holdings Inc(a)	3,766,578
13,104	Morningstar Inc	3,929,497
49,105	Neurocrine Biosciences Inc(a)	5,431,013
82,538	Option Care Health Inc(a)	2,884,703
21,089	Paylocity Holding Corp(a)	3,950,813
18,614	Penumbra Inc(a)	4,977,570
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
77,539	Performance Food Group Co(a)	$ 6,096,892
66,167	Perrigo Co PLC	1,855,323
20,283	Pilgrim's Pride Corp(b)	1,105,626
22,964	Post Holdings Inc(a)	2,672,091
90,958	RB Global Inc	9,123,087
25,262	Repligen Corp(a)	3,214,337
208,302	Roivant Sciences Ltd(a)	2,101,767
46,327	Sarepta Therapeutics Inc(a)	2,956,589
70,145	Service Corp International	5,625,629
33,303	Shift4 Payments Inc Class A(a)(b)	2,721,188
70,935	Sotera Health Co(a)	827,102
48,496	Sprouts Farmers Market Inc(a)	7,402,430
46,122	Tenet Healthcare Corp(a)	6,203,409
22,131	United Therapeutics Corp(a)	6,822,323
112,975	US Foods Holding Corp(a)	7,395,343
62,491	Valvoline Inc(a)	2,175,312
17,295	WEX Inc(a)	2,715,661
		219,694,989
Energy — 4.06%
163,407	Antero Midstream Corp	2,941,326
141,858	Antero Resources Corp(a)	5,736,737
92,391	ChampionX Corp	2,753,252
29,647	Chord Energy Corp	3,341,810
45,967	Civitas Resources Inc	1,603,789
72,395	CNX Resources Corp(a)	2,278,995
49,367	DT Midstream Inc	4,762,928
77,565	HF Sinclair Corp	2,550,337
56,279	Matador Resources Co	2,875,294
65,353	Murphy Oil Corp	1,856,025
188,705	NOV Inc	2,872,090
126,256	Ovintiv Inc	5,403,757
49,221	PBF Energy Inc Class A	939,629
319,381	Permian Resources Corp	4,423,427
117,035	Range Resources Corp	4,673,207
33,393	Valaris Ltd(a)	1,311,009
65,306	Viper Energy Inc	2,948,566
34,726	Weatherford International PLC	1,859,577
		55,131,755
Financial — 24.85%
14,658	Affiliated Managers Group Inc	2,462,984
52,014	Agree Realty Corp REIT	4,014,961
137,158	Ally Financial Inc	5,002,152
35,007	American Financial Group Inc	4,597,819
153,855	American Homes 4 Rent Class A REIT	5,817,258
281,605	Annaly Capital Management Inc REIT	5,719,398
83,197	Associated Banc-Corp	1,874,428
51,169	Bank OZK	2,223,293
29,938	Brighthouse Financial Inc(a)	1,736,105

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
152,274	Brixmor Property Group Inc REIT	$ 4,042,875
88,738	Cadence Bank	2,694,086
102,349	Carlyle Group Inc	4,461,393
49,729	CNO Financial Group Inc	2,071,213
101,621	Columbia Banking System Inc	2,534,428
63,783	Comerica Inc	3,767,024
59,422	Commerce Bancshares Inc	3,697,831
56,769	COPT Defense Properties REIT	1,548,091
81,140	Cousins Properties Inc REIT	2,393,630
109,683	CubeSmart REIT	4,684,561
31,103	Cullen/Frost Bankers Inc	3,894,096
68,902	East West Bancorp Inc	6,184,644
25,571	EastGroup Properties Inc REIT	4,504,332
36,729	EPR Properties REIT	1,932,313
151,967	Equitable Holdings Inc	7,915,961
92,657	Equity LifeStyle Properties Inc REIT	6,180,222
51,512	Essent Group Ltd	2,973,273
17,170	Evercore Inc Class A	3,429,192
40,301	Federated Hermes Inc	1,643,072
128,417	Fidelity National Financial Inc	8,357,378
49,956	First American Financial Corp	3,278,612
65,631	First Financial Bankshares Inc	2,357,466
257,114	First Horizon Corp	4,993,154
64,188	First Industrial Realty Trust Inc REIT	3,463,585
146,970	Flagstar Financial Inc	1,707,791
174,397	FNB Corp	2,345,640
136,019	Gaming & Leisure Properties Inc REIT	6,923,367
54,997	Glacier Bancorp Inc	2,431,967
21,277	Hamilton Lane Inc Class A	3,163,252
41,630	Hancock Whitney Corp	2,183,493
17,475	Hanover Insurance Group Inc	3,039,776
171,877	Healthcare Realty Trust Inc REIT	2,904,721
89,668	Home BancShares Inc	2,534,914
26,913	Houlihan Lokey Inc	4,346,450
116,182	Independence Realty Trust Inc REIT	2,466,544
53,658	Interactive Brokers Group Inc Class A	8,885,228
27,683	International Bancshares Corp	1,745,690
61,690	Janus Henderson Group PLC	2,230,093
81,271	Jefferies Financial Group Inc	4,353,687
23,011	Jones Lang LaSalle Inc(a)	5,704,657
28,733	Kemper Corp	1,920,801
50,499	Kilroy Realty Corp REIT	1,654,347
10,730	Kinsale Capital Group Inc	5,222,398
106,538	Kite Realty Group Trust REIT	2,383,255
42,650	Lamar Advertising Co Class A REIT	4,852,717
122,881	MGIC Investment Corp	3,044,991
Shares		Fair Value
Financial — (continued)
34,932	National Storage Affiliates Trust REIT	$ 1,376,321
90,950	NNN Inc REIT	3,879,018
154,701	Old National Bancorp	3,278,114
113,137	Old Republic International Corp	4,437,233
136,853	Omega Healthcare Investors Inc REIT	5,211,362
104,886	Park Hotels & Resorts Inc REIT	1,120,182
37,119	Pinnacle Financial Partners Inc	3,936,099
34,762	PotlatchDeltic Corp REIT	1,568,461
16,185	Primerica Inc	4,605,118
46,204	Prosperity Bancshares Inc	3,297,579
70,350	Rayonier Inc REIT	1,961,358
32,726	Reinsurance Group of America Inc	6,443,749
23,914	RenaissanceRe Holdings Ltd	5,739,358
111,342	Rexford Industrial Realty Inc REIT	4,359,039
40,446	RLI Corp	3,249,027
51,602	Ryan Specialty Holdings Inc	3,811,840
113,811	Sabra Health Care Inc REIT	1,988,278
47,516	SEI Investments Co	3,688,667
29,485	Selective Insurance Group Inc	2,699,057
102,980	SLM Corp	3,024,523
47,588	SouthState Corp	4,417,118
92,356	STAG Industrial Inc REIT	3,335,899
155,345	Starwood Property Trust Inc REIT(b)	3,071,171
49,641	Stifel Financial Corp	4,679,161
68,707	Synovus Financial Corp	3,211,365
21,928	Texas Capital Bancshares Inc(a)	1,638,022
33,000	UMB Financial Corp	3,336,300
69,637	United Bankshares Inc	2,414,315
81,481	Unum Group	6,637,442
228,690	Valley National Bancorp	2,033,054
80,444	Vornado Realty Trust REIT	2,975,624
46,666	Voya Financial Inc	3,162,088
83,134	Webster Financial Corp	4,285,558
52,898	Western Alliance Bancorp	4,064,153
160,656	Western Union Co	1,699,740
32,249	Wintrust Financial Corp	3,626,723
108,576	WP Carey Inc REIT	6,852,231
71,640	Zions Bancorp NA	3,571,970
		337,182,926
Industrial — 20.82%
32,718	AAON Inc	2,556,257
15,383	Acuity Inc	4,051,113
34,220	Advanced Drainage Systems Inc	3,718,003
65,021	AECOM	6,029,397
30,048	AGCO Corp	2,781,543
18,646	Applied Industrial Technologies Inc	4,201,690

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
32,273	AptarGroup Inc	$ 4,788,668
25,505	Arrow Electronics Inc(a)	2,648,184
41,913	Avnet Inc	2,015,596
19,448	Belden Inc	1,949,662
57,717	Berry Global Group Inc	4,029,224
44,349	BWX Technologies Inc	4,375,029
21,922	Carlisle Cos Inc	7,464,441
20,394	Chart Industries Inc(a)(b)	2,944,078
24,572	Clean Harbors Inc(a)	4,843,141
435,608	CNH Industrial NV	5,349,266
83,184	Cognex Corp	2,481,379
75,011	Coherent Corp(a)	4,871,214
17,627	Comfort Systems USA Inc	5,681,711
23,593	Crane Co	3,613,976
57,320	Crown Holdings Inc	5,116,383
18,404	Curtiss-Wright Corp	5,839,037
58,077	Donaldson Co Inc	3,894,644
16,268	Eagle Materials Inc	3,610,357
22,685	EMCOR Group Inc	8,385,057
19,036	EnerSys	1,743,317
27,557	Esab Corp	3,210,391
24,424	Exponent Inc	1,979,809
17,589	Fabrinet(a)	3,474,004
188,073	Flex Ltd(a)	6,221,455
63,716	Flowserve Corp	3,111,889
83,184	Fluor Corp(a)	2,979,651
60,249	Fortune Brands Innovations Inc	3,667,959
17,236	GATX Corp	2,676,234
83,692	Graco Inc	6,989,119
145,566	Graphic Packaging Holding Co	3,778,893
12,696	Greif Inc Class A	698,153
39,286	Hexcel Corp	2,151,301
39,528	ITT Inc	5,105,436
27,839	Kirby Corp(a)	2,812,017
27,458	Knife River Corp(a)	2,476,986
78,518	Knight-Swift Transportation Holdings Inc	3,414,748
17,136	Landstar System Inc	2,573,827
27,367	Lincoln Electric Holdings Inc	5,176,742
12,036	Littelfuse Inc	2,367,963
30,318	Louisiana-Pacific Corp	2,788,650
29,859	MasTec Inc(a)	3,484,844
26,090	Middleby Corp(a)	3,965,158
19,066	MSA Safety Inc	2,796,791
55,161	Mueller Industries Inc	4,199,959
69,665	NEXTracker Inc Class A(a)	2,935,683
17,422	Novanta Inc(a)(b)	2,227,751
79,936	nVent Electric PLC	4,190,245
31,557	Oshkosh Corp	2,968,883
42,624	Owens Corning	6,087,560
15,599	RBC Bearings Inc(a)	5,019,290
32,121	Regal Rexnord Corp	3,656,976
20,511	Ryder System Inc	2,949,687
12,899	Saia Inc(a)	4,507,298
71,975	Sensata Technologies Holding PLC	1,746,833
40,994	Silgan Holdings Inc	2,095,613
Shares		Fair Value
Industrial — (continued)
20,450	Simpson Manufacturing Co Inc	$ 3,212,286
47,656	Sonoco Products Co	2,251,269
36,728	TD SYNNEX Corp	3,818,243
33,539	Terex Corp	1,267,103
129,842	Tetra Tech Inc	3,797,879
30,946	Timken Co	2,224,089
14,221	TopBuild Corp(a)	4,336,694
49,768	Toro Co	3,620,622
51,965	Trex Co Inc(a)	3,019,167
29,452	UFP Industries Inc	3,152,542
21,408	Universal Display Corp	2,985,988
9,717	Valmont Industries Inc	2,772,940
72,847	Vontier Corp	2,393,024
13,280	Watts Water Technologies Inc Class A	2,708,058
28,935	Woodward Inc	5,280,348
57,844	XPO Inc(a)	6,222,857
		282,533,274
Technology — 8.98%
65,312	Allegro MicroSystems Inc(a)	1,641,291
54,932	Amkor Technology Inc	992,072
11,745	Appfolio Inc Class A(a)	2,582,725
22,978	ASGN Inc(a)	1,448,073
46,108	BILL Holdings Inc(a)	2,115,896
17,952	Blackbaud Inc(a)	1,113,922
10,867	CACI International Inc Class A(a)	3,987,320
25,772	Cirrus Logic Inc(a)	2,568,309
21,206	Commvault Systems Inc(a)	3,345,459
22,578	Concentrix Corp	1,256,240
24,482	Crane NXT Co	1,258,375
98,441	DocuSign Inc(a)	8,013,097
65,255	Doximity Inc Class A(a)	3,786,748
107,954	Dropbox Inc Class A(a)	2,883,451
18,379	Duolingo Inc(a)	5,707,415
147,785	Dynatrace Inc(a)	6,968,063
74,747	Entegris Inc(b)	6,538,868
78,027	ExlService Holdings Inc(a)	3,683,655
78,691	Genpact Ltd	3,964,453
41,281	Guidewire Software Inc(a)	7,734,408
12,702	IPG Photonics Corp(a)	802,004
64,622	KBR Inc	3,218,822
112,651	Kyndryl Holdings Inc(a)(b)	3,537,241
66,916	Lattice Semiconductor Corp(a)	3,509,744
33,286	Lumentum Holdings Inc(a)	2,075,049
29,438	MACOM Technology Solutions Holdings Inc(a)	2,954,986
29,622	Manhattan Associates Inc(a)	5,125,791
28,931	Maximus Inc	1,972,805
32,640	MKS Instruments Inc	2,616,096
23,955	Onto Innovation Inc(a)	2,906,700
24,240	Parsons Corp(a)	1,435,250
28,730	Power Integrations Inc	1,450,865
150,983	Pure Storage Inc Class A(a)	6,684,017
17,746	Qualys Inc(a)	2,234,754

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
51,689	Rambus Inc(a)	$ 2,676,198
24,017	Science Applications International Corp	2,696,388
15,384	Silicon Laboratories Inc(a)	1,731,777
19,428	Synaptics Inc(a)	1,237,952
140,426	ZoomInfo Technologies Inc(a)	1,404,260
		121,860,539
Utilities — 3.00%
29,351	ALLETE Inc	1,928,361
34,393	Black Hills Corp	2,085,935
122,530	Essential Utilities Inc	4,843,611
25,836	IDACORP Inc	3,002,660
44,308	National Fuel Gas Co	3,508,750
48,097	New Jersey Resources Corp	2,359,639
31,094	Northwestern Energy Group Inc	1,799,410
97,459	OGE Energy Corp	4,479,216
27,478	ONE Gas Inc	2,077,062
27,692	Ormat Technologies Inc	1,959,763
53,852	Portland General Electric Co	2,401,799
29,192	Southwest Gas Holdings Inc	2,095,986
29,845	Spire Inc	2,335,371
43,747	TXNM Energy Inc	2,339,589
104,124	UGI Corp	3,443,381
		40,660,533
TOTAL COMMON STOCK — 98.46% (Cost $1,255,074,142)		$1,336,020,276
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
22,929,348	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.29%(d)	$ 22,929,348
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.69% (Cost $22,929,348)		$22,929,348
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.10%
$15,061,700	U.S. Treasury Bills(e) 4.23%, 05/15/2025	14,984,245
TOTAL SHORT TERM INVESTMENTS — 1.10% (Cost $14,984,245)		$14,984,245
TOTAL INVESTMENTS — 101.25% (Cost $1,292,987,735)		$1,373,933,869
OTHER ASSETS & LIABILITIES, NET — (1.25)%		$(16,947,898)
TOTAL NET ASSETS — 100.00%		$1,356,985,971

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of March 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	73	USD	21,452	Jun 2025	$42,540
				Net Appreciation	$42,540
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.38%
58,000	RPM International Inc	$ 6,709,440
Communications — 4.92%
262,750	Liberty Media Corp / Liberty Formula One Class C(a)	23,650,127
165,800	Maplebear Inc(a)	6,613,762
205,798	Match Group Inc	6,420,898
252,000	New York Times Co Class A	12,499,200
99,486	Reddit Inc Class A(a)	10,436,081
19,900	Spotify Technology SA(a)	10,945,597
321,400	Trade Desk Inc Class A(a)	17,587,008
		88,152,673
Consumer, Cyclical — 15.80%
285,084	Bath & Body Works Inc	8,643,747
173,776	Birkenstock Holding PLC(a)	7,967,630
69,570	Burlington Stores Inc(a)	16,580,618
51,800	Casey's General Stores Inc	22,483,272
313,870	Dollar Tree Inc(a)	23,562,221
64,404	Domino's Pizza Inc	29,590,418
596,100	DraftKings Inc Class A(a)	19,796,481
79,600	Ferguson Enterprises Inc	12,754,308
88,100	Hilton Worldwide Holdings Inc	20,047,155
79,600	Liberty Media Corp / Liberty Live Class C(a)	5,423,944
21,600	Live Nation Entertainment Inc(a)	2,820,528
24,600	Lululemon Athletica Inc(a)	6,963,276
108,900	On Holding AG Class A(a)	4,782,888
192,300	Planet Fitness Inc Class A(a)	18,578,103
151,000	Ross Stores Inc	19,296,290
45,700	Texas Roadhouse Inc	7,614,991
29,813	Ulta Beauty Inc(a)	10,927,657
291,032	Viking Holdings Ltd(a)(b)	11,568,522
15,400	Wingstop Inc	3,473,932
192,370	Yum! Brands Inc	30,271,343
		283,147,324
Consumer, Non-Cyclical — 26.23%
28,447	Acadia Healthcare Co Inc(a)	862,513
242,100	Agilent Technologies Inc	28,320,858
204,100	Alcon AG	19,375,213
58,300	Align Technology Inc(a)	9,261,538
109,055	Alnylam Pharmaceuticals Inc(a)	29,447,031
2,028	Argenx SE ADR(a)	1,200,302
67,700	Ascendis Pharma A/S ADR(a)	10,551,722
1,326,300	Avantor Inc(a)	21,499,323
135,400	Avery Dennison Corp	24,097,138
76,400	Biogen Inc(a)	10,454,576
8,300	Blueprint Medicines Corp(a)	734,633
97,769	Bright Horizons Family Solutions Inc(a)	12,420,574
296,274	Bruker Corp	12,366,477
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
222,400	Cooper Cos Inc(a)	$ 18,759,440
51,236	Corpay Inc(a)	17,867,018
99,138	CRISPR Therapeutics AG(a)(b)	3,373,666
131,600	Cytokinetics Inc(a)	5,289,004
66,300	Encompass Health Corp	6,714,864
198,884	Enovis Corp(a)	7,599,358
60,300	Equifax Inc	14,686,668
70,900	Exact Sciences Corp(a)	3,069,261
563,600	Hologic Inc(a)	34,813,572
16,107	Insmed Inc(a)	1,228,803
378,121	Ionis Pharmaceuticals Inc(a)	11,407,911
69,600	MarketAxess Holdings Inc	15,057,960
132,600	McCormick & Co Inc	10,914,306
36,300	Molina Healthcare Inc(a)	11,956,857
117,306	Paylocity Holding Corp(a)	21,976,106
14,500	Penumbra Inc(a)	3,877,445
26,100	Quanta Services Inc	6,634,098
216,483	QuidelOrtho Corp(a)	7,570,411
209,700	Reynolds Consumer Products Inc	5,003,442
58,868	Sarepta Therapeutics Inc(a)	3,756,956
198,253	Teleflex Inc	27,396,582
447,800	Toast Inc Class A(a)	14,853,526
108,969	TransUnion	9,043,337
73,313	TreeHouse Foods Inc(a)	1,986,049
105,418	UL Solutions Inc Class A	5,945,575
5,400	United Rentals Inc	3,384,180
52,563	Vaxcyte Inc(a)	1,984,779
33,200	Verisk Analytics Inc	9,880,984
14,998	West Pharmaceutical Services Inc	3,357,752
		469,981,808
Energy — 5.76%
145,000	Cheniere Energy Inc	33,553,000
404,900	EQT Corp	21,633,807
111,500	Expand Energy Corp	12,412,180
229,200	Range Resources Corp	9,151,956
832,763	TechnipFMC PLC	26,390,260
		103,141,203
Financial — 7.30%
130,800	Assurant Inc	27,435,300
98,100	Axis Capital Holdings Ltd	9,833,544
86,200	Cboe Global Markets Inc	19,506,198
204,858	CoStar Group Inc(a)	16,230,899
91,300	Intercontinental Exchange Inc	15,749,250
4,900	Markel Group Inc(a)	9,161,089
131,650	Raymond James Financial Inc	18,287,502
55,600	TPG Inc(b)	2,637,108
81,000	Tradeweb Markets Inc Class A	12,025,260
		130,866,150

See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
Shares		Fair Value
Industrial — 16.33%
181,000	Amphenol Corp Class A	$ 11,871,790
431,207	Ball Corp	22,452,948
139,800	BWX Technologies Inc	13,791,270
148,700	Cognex Corp	4,435,721
166,774	Esab Corp	19,429,171
330,416	Fortive Corp	24,179,843
53,900	IDEX Corp	9,754,283
315,100	Ingersoll Rand Inc	25,217,453
59,100	ITT Inc	7,633,356
102,209	JB Hunt Transport Services Inc	15,121,822
105,600	Keysight Technologies Inc(a)	15,815,712
12,600	Littelfuse Inc	2,478,924
38,268	Martin Marietta Materials Inc	18,297,079
12,900	Mettler-Toledo International Inc(a)	15,233,739
85,100	Old Dominion Freight Line Inc	14,079,795
330,100	Sealed Air Corp	9,539,890
210,851	Standardaero Inc(a)(b)	5,617,071
363,746	Textron Inc	26,280,648
16,200	TopBuild Corp(a)	4,940,190
105,600	Veralto Corp	10,290,720
45,500	Waste Connections Inc	8,881,144
66,300	XPO Inc(a)	7,132,554
		292,475,123
Technology — 19.12%
63,000	Atlassian Corp Class A(a)	13,369,230
71,300	Broadridge Financial Solutions Inc	17,287,398
1,857,583	CCC Intelligent Solutions Holdings Inc(a)	16,773,974
27,800	Duolingo Inc(a)	8,633,012
8,600	Fair Isaac Corp(a)	15,859,776
13,300	Fortinet Inc(a)	1,280,258
34,100	Gartner Inc(a)	14,313,134
492,300	Lattice Semiconductor Corp(a)	25,821,135
384,713	Marvell Technology Inc	23,686,779
537,700	Microchip Technology Inc	26,030,057
29,800	Monday.com Ltd(a)	7,246,168
16,200	MongoDB Inc(a)	2,841,480
10,027	Monolithic Power Systems Inc	5,815,460
3,331	MSCI Inc	1,883,681
44,100	NXP Semiconductors NV	8,381,646
139,068	Onestream Inc(a)	2,967,711
Shares		Fair Value
Technology — (continued)
198,964	PTC Inc(a)	$ 30,829,472
272,000	Pure Storage Inc Class A(a)	12,041,440
10,200	Roper Technologies Inc	6,013,716
73,532	SailPoint Inc(a)(b)	1,378,725
8,622	ServiceTitan Inc Class A(a)(b)	820,038
50,400	Tyler Technologies Inc(a)	29,302,056
165,756	Veeva Systems Inc Class A(a)	38,394,062
204,700	Zoom Communications Inc(a)	15,100,719
83,000	Zscaler Inc(a)	16,468,860
		342,539,987
TOTAL COMMON STOCK — 95.84% (Cost $1,599,652,547)		$1,717,013,708
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.05%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	932,482
Technology — 0.03%
5,763	Databricks Inc Series G 0.00%(c)(d)	533,077
TOTAL CONVERTIBLE PREFERRED STOCK — 0.08% (Cost $2,308,941)		$1,465,559
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,002,642	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.29%(f)	17,002,642
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.95% (Cost $17,002,642)		$17,002,642
TOTAL INVESTMENTS — 96.87% (Cost $1,618,964,130)		$1,735,481,909
OTHER ASSETS & LIABILITIES, NET — 3.13%		$56,111,958
TOTAL NET ASSETS — 100.00%		$1,791,593,867

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2025.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2025.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2025 (Unaudited)
As of March 31, 2025, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(c)	02/01/2021	$340,724	$533,077	0.03%
Sila Nanotechnologies Inc Series F 0.00%(c)	01/07/2021	1,968,217	932,482	0.05
		$2,308,941	$1,465,559	0.08%
(c)	Security is fair valued using significant unobservable inputs.
See Notes to Schedule of Investments.

March 31, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2025, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$6,709,440	$—	$—	$6,709,440
Communications	88,152,673	—	—	88,152,673
Consumer, Cyclical	283,147,324	—	—	283,147,324
Consumer, Non-cyclical	450,606,595	19,375,213	—	469,981,808
Energy	103,141,203	—	—	103,141,203
Financial	130,866,150	—	—	130,866,150
Industrial	292,475,123	—	—	292,475,123
Technology	342,539,987	—	—	342,539,987
	1,697,638,495	19,375,213	—	1,717,013,708
Convertible Preferred Stock	—	—	1,465,559	1,465,559
Government Money Market Mutual Funds	17,002,642	—	—	17,002,642
Total Assets	$1,714,641,137	$19,375,213	$1,465,559	$1,735,481,909

March 31, 2025

Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of March 31, 2025, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	22
Average notional long	$6,665,133
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	78
Average notional long	$24,341,193

March 31, 2025